Financial Instruments	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Financial Instruments

12.       Financial Instruments

(a)      Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans as described in Notes 6 and 7.

(b)      Concentration of credit risk: Financial instruments that are subject to credit risks consist principally of cash, trade accounts receivable, investments, and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties. The Company reviewed its revenue concentration risk, the recoverability of its accounts receivable (i.e. credit risk) and tested its assets for potential impairment. As a result of this evaluation it was determined that COVID-19 did not have material adverse effect on its business, results of operation and financial condition as of June 30, 2020.

(c)      Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables, margin deposits, accounts payable and due from/to related parties, approximate their respective fair values due to the short maturity of these instruments, as at June 30, 2020 and December 31, 2019. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivable estimates that the amount presented on the accompanying Consolidated Balance Sheet approximates the amount that is expected to be received by the Company in the event of the end of the non-cancellable lease period.

The fair values of the interest rate swap agreements, bunker swap agreements and call option agreement and put option agreements discussed in Note 7 above, are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives as of June 30, 2020 and December 31, 2019, are as follows:

	Carrying Amount June 30, 2020	Fair Value June 30, 2020	Carrying Amount December 31, 2019	Fair Value December 31, 2019
Financial assets (liabilities)
Cash and cash equivalents	244,497	244,497	184,835	184,835
Restricted cash	12,055	12,055	12,935	12,935
Margin deposits	5,617	5,617	—	—
Debt	(1,469,835)	(1,469,835)	(1,544,551)	(1,544,551)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of June 30, 2020, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $5,617, which is recorded within margin deposits in the Consolidated Balance Sheets. No cash collateral was posted as of December 31, 2019.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of comprehensive income (loss) or in the Balance sheet, as a component of Accumulated other comprehensive income (loss).

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2020 Fair Value	December 31, 2019 Fair Value	June 30, 2020 Fair Value	December 31, 2019 Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	131	10,445	3,024
	Financial instruments - Fair value, net of current portion	—	260	29,994	12,199

	Subtotal	—	391	40,439	15,223

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2020 Fair Value	December 31, 2019 Fair Value	June 30, 2020 Fair Value	December 31, 2019 Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	—	112	121
Interest rate swaps	Financial instruments - Fair value, net of current portion	—	—	—	66
Bunker swaps	Current portion of financial instruments - Fair value	—	520	7,451	755
Bunker swaps	Financial instruments - Fair value, net of current portion	—	27	8,457	2,642
Bunker put options	Current portion of financial instruments - Fair value	1,481	—	213	—
Bunker put options	Financial instruments - Fair value, net of current portion	730	—	211	—
Bunker call options	Current portion of financial instruments-Fair value	5	147	—	—
Bunker call options	Financial instruments-Fair value, net of current portion	—	—	—	—

	Subtotal	2,216	694	16,444	3,584

Total derivatives		2,216	1,085	56,883	18,807

Derivatives designated as Hedging Instruments-Net effect on the Consolidated Statements of Comprehensive Income (Loss)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2020	2019	2020	2019
Interest rate swaps	(3,927)	(5,886)	(25,934)	(9,623)

Total	(3,927)	(5,886)	(25,934)	(9,623)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2020	2019	2020	2019
Interest rate swaps	Depreciation expense	(47)	(47)	(94)	(94)
Interest rate swaps	Interest and finance costs, net	(1,828)	—	(1,520)	(39)

Total		(1,875)	(47)	(1,614)	(133)

Derivatives not designated as Hedging Instruments–Net effect on the Consolidated Statement of Comprehensive Income (Loss)

	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2020	2019	2020	2019
Interest rate swaps	Interest and finance costs, net	(1)	(123)	75	(143)
Bunker swaps	Interest and finance costs, net	1,511	(1,626)	(16,774)	874
Bunker put options	Interest and finance costs, net	(886)	—	886	—
Bunker call options	Interest and finance costs, net	(1)	(545)	(264)	(765)

Total		623	(2,294)	16,077	(34)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive Loss as of June 30, 2020 and December 31, 2019 was $42,673 and $18,353, respectively.

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2020 and December 31, 2019 using level 2 inputs (significant other observable inputs):

Recurring measurements:	June 30, 2020	December 31, 2019
Interest rate swaps	(40,551)	(15,019)
Bunker swaps	(15,908)	(2,850)
Bunker put options	1,787	—
Bunker call options	5	147

	(54,667)	(17,722)